Financial risk management and financial instruments - Statement of Financial Position Impact (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Derivatives and financial guarantees
Financial risk management and financial instruments
Financial liabilities	R (9,891)	R (2,205)
Derivatives
Financial risk management and financial instruments
Financial assets	645	645
Financial liabilities	(9,761)	(2,028)
Foreign exchange contracts
Financial risk management and financial instruments
Financial assets	417	15
Financial liabilities	(1)	(44)
Crude oil put options
Financial risk management and financial instruments
Financial assets	113
Ethane swap options
Financial risk management and financial instruments
Financial assets	104	2
Financial liabilities	(230)	(456)
Other commodity derivatives
Financial risk management and financial instruments
Financial assets	11	31
Financial liabilities	(103)	(10)
Foreign exchange zero cost collars
Financial risk management and financial instruments
Financial assets		582
Financial liabilities	(2,861)	(3)
Interest rate swap
Financial risk management and financial instruments
Financial assets		15
Financial liabilities	(4,143)	(1,488)
Other foreign exchange derivatives
Financial risk management and financial instruments
Financial liabilities	(2,183)
Crude oil zero cost collar
Financial risk management and financial instruments
Financial liabilities	(174)
Crude oil futures
Financial risk management and financial instruments
Financial liabilities	(66)	(27)
Financial guarantees
Financial risk management and financial instruments
Financial liabilities	R (130)	R (177)